Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables.
Payable to suppliers	$ 219,020	$ 200,999
Trade notes and bills payable	646	5,001
Total	$ 219,666	$ 206,000